Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (14)	$ (141)
Reversal of provision (Provision)	10	127
Ending balance	$ (4)	$ (14)